INCOME TAX EXPENSE (Tables)	6 Months Ended
Jun. 30, 2025
Income tax [Abstract]
Schedule of income tax expense (recovery)

	For the three months ended June 30		For the six months ended June 30
	2025	2024	2025	2024
Current	$465	$412	$752	$552
Deferred	(363)	(5)	(372)	29
Total	$102	$407	$380	$581